Capital commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital commitments
Summary of capital expenditure contracted but not yet incurred

	2023	2022
	£m	£m
Property, plant and equipment	22	37
Intangible assets	3	3
Total	25	40